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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001816896

CF Hippolyta Issuer LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_____________

Central Index Key Number of underwriter (if applicable):    _____________

Joshua Pack - Managing Partner, (212) 798-6100
Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures dated July 1, 2020, of Ernst & Young LLP, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 1, 2020, of Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CF Hippolyta Investor LLC	(Securitizer, Depositor or Underwriter)

Date	July 6, 2020

/s/ Constantine M. Dakolias	(Signature)*
Constantine M. Dakolias,
Managing Partner

* Print name and title of the signing officer under his signature.

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